23. Stock-based Compensation (Details - RSU's) - Restricted Stock Units R S U [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Restricted stock units at beginning of year (in shares)	215,809	217,059	218,309
Granted (in shares)	663,460
Forfeited (in shares)	(250)	(1,250)	(1,250)
Restricted stock units at end of year (in shares)	879,019	215,809	217,059
Weighted Average Grant-Date Fair Value
Restricted stock units at beginning of year (in dollars per share)	$ 151	$ 151	$ 151
Granted (in dollars per share)	1
Forfeited (in dollars per share)	185	177	177
Restricted stock units at end of year (in dollars per share)	$ 38	$ 151	$ 151